TAXATION (Details - Valuation Allowance) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Valuation allowance, beginning	$ 95,844	$ 0
Additions to valuation allowance	43,102	95,844
Valuation allowance, ending balance	$ 138,946	$ 95,844